DEFERRED TAX ASSETS AND LIABILITIES - MOVEMENTS IN DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	¥ 8,665	¥ (447)	¥ (790)
Recognized in consolidated statement of income	6,244	10,317	834
Recognized in other comprehensive income	1,905	582	(838)
Others	(37)	(1)	347
Acquisition of Shanghai SECCO		(1,786)
Transferred from reserve	1,031
Balance at end of year	15,746	8,665	(447)
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	381	87	1,552
Recognized in consolidated statement of income	2,176	300	(1,505)
Recognized in other comprehensive income	3	(5)	6
Others	3	(1)	34
Balance at end of year	2,563	381	87
Payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	1,925	391	413
Recognized in consolidated statement of income	(117)	1,534	(22)
Balance at end of year	1,808	1,925	391
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	115	(215)	250
Recognized in consolidated statement of income	(10)	9
Recognized in other comprehensive income	2,029	313	(465)
Others	1	8
Transferred from reserve	1,031
Balance at end of year	1,104	115	(215)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	4,222	(3,351)	(9,131)
Recognized in consolidated statement of income	2,650	8,475	6,063
Recognized in other comprehensive income	(130)	287	(392)
Others	19	(8)	109
Acquisition of Shanghai SECCO		(1,181)
Balance at end of year	6,761	4,222	(3,351)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2,325	2,477	5,883
Recognized in consolidated statement of income	1,414	(135)	(3,426)
Recognized in other comprehensive income	6	(17)	20
Others	(36)
Balance at end of year	3,709	2,325	2,477
Available-for-sale financial assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	117
Recognized in consolidated statement of income		117	(139)
Recognized in other comprehensive income			(7)
Others	(117)		146
Balance at end of year		117
Financial assets at fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in other comprehensive income	(1)
Others	117
Balance at end of year	116
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(336)	260	203
Recognized in consolidated statement of income	273	(27)	(1)
Others	2		58
Acquisition of Shanghai SECCO		(569)
Balance at end of year	(61)	(336)	260
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(84)	(96)	40
Recognized in consolidated statement of income	(142)	44	(136)
Recognized in other comprehensive income	(2)	4
Others	(26)
Acquisition of Shanghai SECCO		(36)
Balance at end of year	¥ (254)	¥ (84)	¥ (96)